Financial instruments: classification - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial instruments
Assets	£ 806,887	£ 723,039
Financial Assets	370,488	339,968
Cash and balances at central banks
Financial instruments
Financial Assets	100,281	77,858
Trading assets
Financial instruments
Financial Assets	72,402	76,745
Derivatives
Financial instruments
Financial Assets	183,419	150,029
Settlement balances
Financial instruments
Financial Assets	7,806	4,387
Loans to banks - amortised cost
Financial instruments
Financial Assets	12,972	10,689
Loans to customers - amortised cost
Financial instruments
Financial Assets	352,341	326,947
Other financial assets
Financial instruments
Financial Assets	62,727	61,452
Intangible assets
Financial instruments
Financial Assets	6,602	6,622
Other assets
Financial instruments
Financial Assets	8,337	8,310
Financial Assets and Liabilities, Category
Financial instruments
Assets	14,939	14,932
Other assets | Intangible assets
Financial instruments
Assets	6,602	6,622
Other assets | Other assets
Financial instruments
Assets	8,337	8,310
MFVPL | Trading assets
Financial instruments
Financial Assets	72,402	76,745
MFVPL | Derivatives
Financial instruments
Financial Assets	183,419	150,029
MFVPL | Other financial assets
Financial instruments
Financial Assets	656	715
MFVPL | Financial Assets and Liabilities, Category
Financial instruments
Assets	256,477	227,489
FVOCI | Other financial assets
Financial instruments
Financial Assets	50,445	49,283
FVOCI | Financial Assets and Liabilities, Category
Financial instruments
Assets	50,445	49,283
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	100,281	77,858
Amortised cost | Settlement balances
Financial instruments
Financial Assets	7,806	4,387
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	12,972	10,689
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	352,341	326,947
Amortised cost | Other financial assets
Financial instruments
Financial Assets	11,626	11,454
Amortised cost | Financial Assets and Liabilities, Category
Financial instruments
Assets	£ 485,026	£ 431,335